Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	LK Balanced Fund
Class Name	Institutional Class
Trading Symbol	LKBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-698-1378
Additional Information Website	https://lkfunds.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past 12 months was volatile swinging on election news, to tariff concerns early in the Trump term, to a recovery during the 2nd quarter of 2025. Much of the daily gyrations were caused by happenings in Washington, but international events and wars also moved the markets. Behind the headline news, the Federal Reserve and its position on the direction of short term interest rates and its managing of inflation risk was a steadying factor. Another 12 months of solid corporate earnings growth and the expectation that it will continue seems to be powering the markets to new highs regularly. It continues to be a very narrow market with most of the performance coming from the largest and most favored companies. Outside the very top holdings in the S&P 500 performance was more muted.

Top Contributors
↑	Texas Pacific Land (TPL)
↑	AJ Gallagher (AJG)
↑	Berkshire Hathaway (BRKb)

Top Detractors
↓	Civitas (CIVI)
↓	Thermo Fisher Corp (TMO)
↓	Elevance (ELEV)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	5.88	10.81	7.59
S&P 500 TR	15.16	16.64	13.65
Bloomberg US Aggregate Bond Index	6.08	-0.73	1.76
Lipper Balanced Funds Index	10.50	8.58	7.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lkfunds.com/#literature for more recent performance information. Visit https://lkfunds.com/#literature for more recent performance information.
Net Assets	$ 25,886,668
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 76,267
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$25,886,668
Number of Holdings	49
Net Advisory Fee	$76,267
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Berkshire Hathaway - Class B	4.1%
Texas Pacific Land	4.1%
Microsoft	3.7%
Arthur J. Gallagher	3.7%
Aflac	3.3%
Phillips 66	2.9%
Fifth Third Bancorp	2.9%
Alphabet	2.7%
HCA Healthcare	2.7%
Johnson & Johnson	2.7%

Updated Prospectus Web Address	https://lkfunds.com/#literature